Restructuring Actions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Product ManufacturingSites	Dec. 31, 2012	Dec. 31, 2011
Restructuring And Related Activities [Abstract]
Number of product discontinued	5
Number of manufacturing facilities with restructuring actions	2
Charges, net of discounting		$ 1	$ 51
Other transition costs			20
Net deductions, from reserve estimates	14	62	48
Reduction in other transition costs		5
Obligation from Company	554
Other costs included in restructuring costs	523
Costs related to employee termination benefits	351
Other Costs	172
Expected future payments to be paid related with restructuring activities	$ 56